Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Consulting fee owed to directors					$ 5
Accrued liabilities for consulting fees			$ 1,399		1,519	$ 1,812
Change in fair value of derivative financial instruments			4	$ 14,033	14,113	(3,577)
Non-employee Stock Options
Related Party Transaction [Line Items]
Change in fair value of derivative financial instruments						300
Foreign exchange gain						18
Directors
Related Party Transaction [Line Items]
Consulting fees paid			5	$ 25	27	33
Accrued liabilities for consulting fees			$ 0
Montel Media, Inc. | Minimum
Related Party Transaction [Line Items]
Beneficially owns common stock percentage		5.00%
Montel Media, Inc. | Consulting Agreement
Related Party Transaction [Line Items]
Consulting fees paid					0	45
Consulting monthly fee	$ 15
Clinvue LLC
Related Party Transaction [Line Items]
Consulting fees paid					$ 0	$ 100